Policyholder Account Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 10,935,372	$ 11,120,565
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	5,370,563	5,210,152
Equity indexed annuity contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	5,298,452	5,896,019
Funding agreements
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	255,200
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 11,157	$ 14,394